Basis of presentation - Going concern - Alumni Purchase Agreement (Details) - USD ($)		3 Months Ended			9 Months Ended
	Jul. 13, 2023	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023
Basis of presentation
Issuance of common stock shares		$ 495,649	$ 481,437	$ 6,139,262	$ 495,649
Issuance of common shares (note 14) (in shares)					2,828,249
Gross proceeds					$ 495,649	$ 6,620,699
Alumni purchase agreement | Alumni Capital LP
Basis of presentation
Issuance of common stock shares	$ 4,458,156
Issuance of common shares (note 14) (in shares)					1,761,538
Gross proceeds					$ 481,437